Subsequent Events	12 Months Ended
Sep. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events [Text Block]

28.  Subsequent Events

Announces Issuance of Shares in Payment of Certain Obligations

On October 31, 2023, the Company announced that it will issue 46,706 common shares at a deemed price per share of CAD$2.09 in settlement of an obligation in an amount of approximately CAD$97,615. The obligation resulted from a tail obligation relating to services rendered by a third-party consultant, which the Company has elected to pay for in common shares.